SHARE-BASED COMPENSATION - Summary of share option activities (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Number of Options - Beginning balance	894
Number of Option - Exercised	(364)
Number of Options - Forfeited	(472)
Number of Options - Ending balance	58	894
Number of Options - Options exercisable	12
Number of Options - Options vested or expected to be vested	58
Weighted Average Exercise Price - Beginning balance	¥ 3.5
Weighted Average Exercise Price - Ending balance	3.5	¥ 3.5
Weighted Average Exercise Price - Options exercisable	3.5
Weighted Average Exercise Price - Options vested or expected to be vested	¥ 3.5
Weighted Average Remaining Contract Life - Options outstanding	2 years	1 year 3 months 7 days
Weighted Average Remaining Contract Life - Options exercisable	1 year 8 months 4 days
Weighted Average Remaining Contract Life - Options vested or expected to be vested	2 years
Aggregate Intrinsic Value - Options outstanding	¥ 894	¥ 16,076
Aggregate Intrinsic Value - Options exercisable	185
Aggregate intrinsic value	¥ 894